SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
Disclosure of operating segments [Table Text Block]
	Las Chispas	Picacho	Corporate	Total
Revenue for 2022	$43,510	$-	$-	$43,510
Income (loss) for 2022	$27,411	$(5,322)	$9,212	$31,301

Capital additions during 2022
Mineral property	$44,351	$-	$-	$44,351
Plant and equipment	24,715	-	-	24,715
Total capital additions	$69,066	$-	$-	$69,066

Loss for 2021	$-	$(10,411)	$(12,353)	$(22,764)

Capital additions during 2021
Mineral property	$57,973	$-	$-	$57,973
Plant and equipment	70,151	-	-	70,151
Total capital additions	$128,124	$-	$-	$128,124

	Las Chispas	Picacho	Corporate	Total
As at December 31, 2022
Total assets	$283,358	$2,489	$69,502	$355,349
Total liabilities	$64,952	$269	$13,134	$78,355

As at December 31, 2021
Total assets	$181,318	$2,489	$185,170	$368,977
Total liabilities	$95,716	$1,248	$3,743	$100,707